UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2012

Check here if Amendment                    [_]; Amendment Number:

This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Broadmark Asset Management, LLC
Address:  12 East 52nd Street
          3rd Floor
          New York, NY 10022

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome Crown
Title:           Chief Financial Officer
Phone:           212-586-6566

Signature, Place and Date of Signing:

/s/  Jerome Crown         New York, NY             February 14, 2013
------------------------- ------------------------ ----------------------------

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT

[_]      13F NOTICE

[_]      13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            2

Form 13F Information Table Value Total:    $108,029
                                          (thousands)

List of Other Included Managers:

    No.          Form 13F File Number              Name


     1.          028-12088                         Forward Management, LLC

                                          FORM 13F INFORMATION TABLE
                                        Broadmark Asset Management LLC
                                               December 31, 2012


COLUMN 1                  COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7      COLUMN 8


                          TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER            OF CLASS         CUSIP      (x1000)   PRN AMT   PRN CALL  DISCRETION  MNGRS    SOLE    SHARED    NONE
--------------            ---------        -----      -------   -------   --- ----  ----------  -----    ----    ------    ----
ISHARES TR                MSCI EMERG MKT   464287234  107,768  2,429,941  SH           OTHER       1   33,893  2,396,048    0
SPDR S&P 500 ETF TR       TR UNIT          78462F103      261      1,835  SH           SOLE             1,835          0    0







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